ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Accrued Expenses
	2015	2014

Compensation	$72	$112
Professional fees	83	122
Other	196	252

Total accrued expenses	$351	$486